EARNINGS PER SHARE (Details) - GBP (£) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
EARNINGS PER SHARE
Net profit for the period attributable to ordinary equity holders from continuing operations	£ 30,765	£ 1,442
Weighted average number of ordinary shares in issue	397,513,000	303,436,000
Basic earnings per share for continuing operations (pence)	£ 7.7	£ 0.5
Diluted number of ordinary shares in issue	415,201,000	344,638,000
Diluted earnings per share for continuing operations (pence)	£ 7.4	£ 0.4
Number of warrants and options issued	17,688,897	41,202,382